Provisions (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Components and Changes in the Carrying Amounts of Provisions

The components and changes in the carrying amounts of provisions for the years ended March 31, 2018 and 2019 were as follows:

For the year ended March 31, 2018

	(Millions of yen)
	Product warranty	Provision for environmental measures	Decommissioning obligations	Others	Total
Balance as of beginning of year	5,907	521	432	284	7,144
Additions	2,940	—	80	74	3,094
Utilizations	(1,819)	—	(39)	(6)	(1,864)
Interest costs accrued on discounted value and changes in discount rate	—	13	5	—	18
Reversals	(137)	(3)	—	—	(140)
Currency exchange differences	69	—	3	9	81

Balance as of end of year	6,960	531	481	361	8,333

Current	6,960	—	39	361	7,360
Non-current	—	531	442	—	973

Total	6,960	531	481	361	8,333

For the year ended March 31, 2019

	(Millions of yen)
	Product Warranty	Provision for environmental measures	Decommissioning obligations	Others	Total
Balance as of beginning of year	6,960	531	481	361	8,333
Additions	4,456	—	153	132	4,741
Utilizations	(2,173)	—	(48)	(16)	(2,237)
Interest costs accrued on discounted value and changes in discount rate	—	21	5	—	26
Reversals	(364)	—	—	(104)	(468)
Currency exchange differences	(89)	—	(2)	(2)	(93)

Balance as of end of year	8,790	552	589	371	10,302

Current	8,790	—	—	371	9,161
Non-current	—	552	589	—	1,141

Total	8,790	552	589	371	10,302